VIEs (Tables)	12 Months Ended
Dec. 31, 2019
VIES [Abstract]
Financial information of consolidated VIEs

	As of December 31,
	2018	2019
ASSETS:
Cash and cash equivalents	$65,864	$52,744
Restricted cash	697	6,474
Account and financing receivables, net	122,884	140,300
Prepaid and other current assets	20,554	17,528
Short-term investments	7,305	7,192
Intra-Group receivables due from the Company’s subsidiaries	390,157	420,103

Total current assets	607,461	644,341

Long-term investments, net	45,871	43,657
Fixed assets, net	1,793	1,400
Intangible assets, net	18,240	6,832
Goodwill	36,353	36,194
Other non-current assets	1,925	16,656

Total assets	$711,643	$749,080

LIABILITIES:
Accounts payable	$84,749	$74,781
Accrued liabilities	60,555	64,874
Receipts in advance and deferred revenue	43,020	47,735
Other current liabilities	86,851	80,859
Intra-Group payables due to the Company’s subsidiaries	273,672	300,601

Total current liabilities	548,847	568,850

Long-term tax liabilities	13,554	13,220
Deferred tax liabilities	2,239	1,998
Intra-Group payables due to the Company’s subsidiaries	18,897	18,599
Other long-term liabilities	0	1,130

Total liabilities	$583,537	$603,797

	As of December 31,
	2017	2018	2019
Net revenue	$881,284	$923,131	$1,013,452
Net income /(loss)	$34,910	$(18,436)	$18,116

	Year ended December 31,
	2017	2018	2019
Net cash provided by /(used in) operating activities	$(52,351)	$69,925	$(7,084)
Net cash used in investing activities	(14,020)	(49,271)	(18,481)
Net cash provided by /(used in) financing activities	$(131)	$650	$8,601